Related Party Transactions (Details) - USD ($)						1 Months Ended				3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 20, 2022	Dec. 08, 2022	Jan. 14, 2022	Jan. 11, 2022	Dec. 01, 2021	Jan. 31, 2023	Dec. 31, 2022	Feb. 28, 2021	Feb. 18, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	May 17, 2023	Dec. 28, 2022	Nov. 14, 2022
Related Party Transactions (Details) [Line Items]
Sponsor paid				$ 37,500				$ 25,000
Founder per share (in Dollars per share)							$ 10	$ 0.002		$ 10		$ 10		$ 10.15	$ 10	$ 10
Forfeited shares (in Shares)			5,000									1,305,000			1,305,000
Purchase shares (in Shares)			3,900,000
Ordinary shares of the Company							$ 4,000,000								$ 4,000,000
Transaction amount (in Shares)												85,750
Ordinary shares value		$ 41,161										$ 41,161
Private placement price (in Dollars per share)	$ 0.1	$ 0.06								$ 10.48		$ 10.48
Investors hold shares (in Shares)	400,000
Received settlement amount						$ 4,000,000
Due from sponsor												$ 0
Related party loan									$ 300,000
Company borrowed			$ 137,000
Convertible loans										$ 1,500,000		$ 1,500,000		$ 1,500,000
Convertible per unit (in Dollars per share)										$ 10		$ 10		$ 10
Sponsor agreed to loan																$ 2,500,000		$ 250,000
Principal amount										$ 1,500,000		$ 1,500,000
Borrowed additional aggregate amount										896,657		896,657
Working capital loans outstanding												0		$ 0	$ 250,000
Administrative support expense										$ 112,500	$ 112,500	225,000	$ 225,000		412,500
Accrued expenses												$ 75,000			$ 0
Outstanding amount (in Shares)							233,000							0	233,000		41,153,000
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Founder per share (in Dollars per share)							$ 10								$ 10
Private placement price (in Dollars per share)							$ 10			$ 10		$ 10			$ 10
Maximum [Member]
Related Party Transactions (Details) [Line Items]
Administrative support expense														$ 413,000
Minimum [Member]
Related Party Transactions (Details) [Line Items]
Administrative support expense														$ 0
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Exchange for an aggregate shares (in Shares)								11,672,500
Ordinary shares, per share (in Dollars per share)								$ 0.0001
Consideration share (in Shares)					2,089,167
Capitalization share (in Shares)				421,667
Ordinary shares outstanding (in Shares)				10,005,000			10,000,000			10,000,000		10,000,000		10,005,000	10,000,000
Forfeited shares (in Shares)			5,000
Transaction amount (in Shares)												14,292
Investor share amount (in Shares)												400,000
Ordinary shares value												$ 34,301
Founder [Member]
Related Party Transactions (Details) [Line Items]
Founder share percentage							25.00%			25.00%		25.00%			25.00%
Administrative Support Agreement [Member]
Related Party Transactions (Details) [Line Items]
Administrative support expense										$ 113,000	$ 113,000